Fair Value Measurements - Concentration of Credit Risk (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Deepwater Segment [Member] | Anadarko [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		0.00%
Deepwater Segment [Member] | Anadarko [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	24.00%
Deepwater Segment [Member] | BP Trinidad and Tobago [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	5.00%
Jack-ups and Unallocated and Other [Member] | ARO Drilling [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%		30.00%
Jack-ups and Unallocated and Other [Member] | ARO Drilling [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%	11.00%
Jack-ups [Member] | Saudi Aramco [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%		21.00%
Jack-ups [Member] | Saudi Aramco [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	35.00%
Jack-ups [Member] | Lundin [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		0.00%
Jack-ups [Member] | Lundin [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	10.00%
Jack-ups [Member] | BP Trinidad and Tobago [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.00%		9.00%